UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright  Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period: 2/28/14

Item 1.  Reports to Stockholders.

HUNDREDFOLD FUNDS

SEMI - ANNUAL REPORT

February 28, 2014

Hundredfold Select Alternative Fund

Service Class (SFHYX)

Investor Class (HFSAX)

Hundredfold Select Equity Fund

Service Class (SFEOX)

1-855-582-8006

www.HundredfoldSelect.com

Distributed by Ceros Financial Services, Inc.

Hundredfold Select Alternative Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2014

The Fund's performance figures* for the six months ending February 28, 2014, compared to its benchmarks:
			Average Annual Total Return
					Since	Since
					Inception	Inception
	Six Months	1 Year	3 Year	5 Year	September 1, 2004	October 24, 2012
Hundredfold Select Alternative Fund - Service Class	5.62%	5.87%	6.53%	13.03%	6.33%	N/A
Hundredfold Select Alternative Fund - Investor Class	6.11%	6.85%	N/A	N/A	N/A	7.70%
Barclays Capital U.S Aggregate Bond Index **	2.84%	0.15%	3.83%	5.13%	4.68%	0.18%
S&P 500 Total Return Index ***	15.07%	25.37%	14.35%	23.00%	7.86%	25.63%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-582-8006.

** The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  Investors cannot invest directly in an index.

Top Holdings by Asset Class	% of Net Assets
Mutual Funds
Debt Fund	47.4%
Asset Allocation Funds	23.4%
Equity Fund	5.4%
Short-Term Investements	4.5%
Other, Cash and Cash Equivalents	19.3%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Hundredfold Select Alternative Fund
Schedule of Investments (Unaudited)
February 28, 2014

Shares				Value					Value
		MUTUAL FUNDS - 76.2%				TOTAL INVESTMENTS - 80.7% (Cost - $93,440,166) (d)			$ 95,187,618
		ASSET ALLOCATION FUNDS - 23.4%				OTHER ASSETS LESS LIABILITIES - 19.3%			22,770,937
544,973		Gabelli Enterprise Mergers and Acquisitions Fund (a)		$ 7,395,291		NET ASSETS - 100.0%			$ 117,958,555
864,466		Hatteras Alpha Hedged Strategies Fund		10,356,300
884,362		Neuberger Berman Absolute Return Multi Manager Fund		9,869,475
				27,621,066		(a) Non income producing.
		DEBT FUND - 47.4%				(b)	Variable rate security; the rate shown represents the rate at February 28, 2014.
3,708,440		Lord Abbett High Yield Fund		29,445,013		(c)	All or part of the security was held as collateral for swap contracts as of February 28, 2014.
365,778		Nuveen High Yield Municipal Bond Fund		5,907,315		(d)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (excluding the value of swap positions) is $93,440,166 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

2,216,311		Putnam High Yield Advantage Fund		14,494,674
520,922		Third Avenue Focused Credit Fund		6,094,791
				55,941,793				Unrealized Appreciation:	$ 1,755,195
		EQUITY FUND - 5.4%						Unrealized Depreciation:	(7,743)
538,139		BlackRock Global Long/Short Equity Fund		6,303,713				Net Unrealized Appreciation:	$ 1,747,452

		TOTAL MUTUAL FUNDS (Cost - $88,119,120)		89,866,572

		SHORT-TERM INVESTMENTS - 4.5%
		MONEY MARKET FUND - 4.5%
5,321,046		Fidelity Institutional Money Market Funds - Money		5,321,046
		Market Portfolio - 0.18% (Cost - $5,321,046) (b,c)

Hundredfold Select Alternative Fund
Future Contracts
No. of							Notional Value at		Unrealized
Contracts		Issue	Exchange			Expiration	February 28, 2014		Depreciation
18		Gold	COMEX			Apr-14	$ 2,378,880		$ (29,430)
51		Russell Mini Future	ICE			Mar-14	6,027,690		(1,530)
							$ 8,406,570		$ (30,960)

Hundredfold Select Alternative Fund
Long Equity Swap Contracts
									Unrealized Appreciation
				Number of Shares	Notional Value at February 28, 2014	Interest Rate Payable *	Termination Date
Reference Entity							Counterparty
Lord Abbett Floating Rate Inc Fund				2,168,268	$ 20,104,058	1-Mth USD_LIBOR plus 30 bps	8/11/2014	CS	$ 494,484
Guggenheim Floating Rate Strategic Fund				771,777	20,094,344	1-Mth USD_LIBOR plus 30 bps	8/18/2014	CS	651,034
Oppenheimer Senior Floating Rate				3,276,764	26,906,060	1-Mth USD_LIBOR plus 30 bps	8/22/2014	CS	618,760
iPath Dow Jones UBS Graisn Total Return Sub-Index ETN				107,000	4,872,000	3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	131,320
PowerShares DB Argriculture Fund				92,000	2,430,293	1-Mth USD_LIBOR plus 30 bps	1/7/2015	CS	87,747
Totals					$ 74,406,755				$ 1,983,345

Hundredfold Select Alternative Fund
OPEN CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED: (CENTRALLY CLEARED)

Reference Entity		Counterparty	Protection Premium Rate	Temination Date	Notional Principal	Notional Value at February 28, 2014	Upfront Payments paid		Unrealized Appreciation
CDX HY CDSI S21 5Y		Ceros Financial Services	5.00	12/20/2018	$ 14,000,000	$ 13,065,994	$ 934,006	$ 194,721

		CS- Credit Suisse Capital, LLC
	*	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Hundredfold Select Equity Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2014

The Fund's performance figures* for the six months ending February 28, 2014, compared to its benchmarks:
		Average Annual Total Return
					Since
					Inception
	Six Months	1 Year	3 Year	5 Year	October 11, 2004
Hundredfold Select Equity Fund	11.56%	13.55%	0.29%	8.80%	3.23%
S&P 500 Total Return Index **	15.07%	25.37%	14.35%	23.00%	7.74%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-582-8006.

** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Top Holdings by Asset Class	% of Net Assets
Mutual Funds
Equity Fund	23.3%
Debt Fund	14.9%
Asset Allocation Funds	7.5%
Exchange Traded Funds
Commodity Fund	4.5%
Equity Fund	35.5%
Short-Term Investements	5.9%
Other, Cash and Cash Equivalents	8.4%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Hundredfold Select Equity Fund
Schedule of Investments (Unaudited)
February 28, 2014

Shares			Value	Shares					Value
		MUTUAL FUNDS - 45.7%				SHORT-TERM INVESTMENTS - 5.9%
		ASSET ALLOCATION FUND - 7.5%				MONEY MARKET FUND - 5.9%
84,531		Hatteras Alpha Hedged Strategies Fund	$ 1,012,680	787,943		Fidelity Institutional Money Market Funds - Money Market Portfolio 0.12% (a,b) (Cost - $787,943)
									$ 787,943
		DEBT FUND - 14.9%
122,753		Highland Floating Rate Opportunities Fund	999,206			TOTAL INVESTMENTS - 91.6% (Cost - $11,808,522) (c)			$ 12,291,814
85,397		Third Avenue Focused Credit Fund	999,146			OTHER ASSETS LESS LIABILITIES - 8.4%			1,125,564
			1,998,352			NET ASSETS - 100.0%			$ 13,417,378
		EQUITY FUND - 23.3%			(a)	Variable rate security; the rate shown represents the rate at February 28, 2014.
50,524		Akre Focus Fund	1,084,759		(b)	All or part of the security was held as collateral for swap contracts as of February 28, 2014.
39,113		Eventide Gilead Fund	973,925		(c)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (excluding the value of futures and swap positions) is $11,808,522 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

33,122		PRIMECAP Odyssey Aggressive Growth Fund	1,065,195
			3,123,879
							Unrealized Appreciation:		$ 489,012
		TOTAL MUTUAL FUNDS (Cost - $5,840,640)	6,134,911				Unrealized Depreciation:		(5,720)
							Net Unrealized Appreciation:		$ 483,292
		EXCHANGE TRADED FUNDS - 40.0%
		COMMODITY FUND - 4.5%
12,900		iPath Dow Jones-UBS Grains Subindex Total Return ETN	603,204

		EQUITY FUND - 35.5%
14,600		Energy Select Sector SPDR Fund	1,279,690
27,000		Global X Social Media Index ETF	602,640
16,800		Guggenheim S&P 500 Pure Growth ETF	1,258,488
14,200		Materials Select Sector SPDR Fund	668,536
130,300		Powershares WilderHill Clean Energy Portfolio	956,402
			4,765,756

		TOTAL EXCHANGE TRADED FUNDS	5,368,960
		(Cost - $5,179,939)

Hundredfold Select Equity Fund
Future Contracts
No. of								Notional Value at	Unrealized
Contracts		Issue	Exchange				Expiration	February 28, 2014	Appreciation
11		Russell Mini Future	ICE				March-14	$ 1,300,090	$ 12,210

Hundredfold Select Equity Fund
Long Equity Swap Contracts
									Unrealized Appreciation (Depreciation)
			Number of Shares	Notional			Termination Date
Reference Entity				Value at February 28, 2014		Interest Rate Payable(1)		Counterparty
iShares MSCI Europe Financials ETF			26,000	$ 672,815		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	$ (5,915)
iShares Dow Jones US Real Estate ETF			18,200	1,170,094		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	73,876
iShares S&P Europe 350 ETF			12,400	576,431		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	25,341
Market Vectors Gold Miners ETF			48,300	1,215,338		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	34,666
PowerShares Wilderhill Clean Energy Port ETF			52,700	364,326		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	22,492
SPDR Healthcare Sector ETF			10,200	574,209		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	32,079
SPDR homebuilders ETF			37,000	1,188,336		3-Mth USD_LIBOR plus 100 bps	1/7/2015	CS	70,774
Global X Social Media Index ETF			30,000	676,722		1-Mth USD_LIBOR plus 30 bps	1/7/2015	CS	(7,122)
				$ 6,438,271					$ 246,191

		CS- Credit Suisse Capital, LLC
	(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2014
	Hundredfold Select Alternative Fund	Hundredfold Select Equity Fund
Assets:
Investments securities:
At cost	$ 93,440,166	$ 11,808,522
At value	$ 95,187,618	$ 12,291,814
Cash:
Deposits for swaps	25,370,702	1,260,000
Cash held at broker for futures	450,271	92,946
Unrealized appreciation on swaps	2,178,066	246,191
Net unamortized upfront payments paid on credit default swaps	934,006	-
Receivables:
For credit default swap periodic payments settlement	138,056	-
For fund shares sold	111,827	214,513
Prepaid expenses	6,795	-
Dividends and interest	961	5,448
Total assets	124,378,302	14,110,912

Liabilities:
Payables:
Investment securities purchased	5,900,000	661,376
For fund shares redeemed	261,641	1,075
Accrued investment advisory fees	92,334	8,786
Accrued operating services fees	74,039	4,108
Accrued distribution expense	46,343	9,156
For futures - variation margin	45,390	7,675
Payable to broker - swaps	-	1,358
Total liabilities	6,419,747	693,534

Net Assets	$ 117,958,555	$ 13,417,378

Net Assets Consist Of:
Paid in Capital	112,116,776	14,840,883
Accumulated net investment loss	(1,172,774)	(199,065)
Accumulated net realized gain (loss)	3,119,995	(1,966,133)
Net unrealized appreciation (depreciation) on:
Investments	1,747,452	483,292
Futures	(30,960)	12,210
Swaps	2,178,066	246,191
Total Net Assets	$ 117,958,555	$ 13,417,378

Calculation of Net Asset Value Per Share:
Service Class
Net assets	$ 85,521,156	$ 13,417,378
Shares outstanding (unlimited shares of beneficial interest
authorized, no par value)	3,680,725	620,738
Net asset value, redemption and offering price per share	$ 23.23	$ 21.62

Investor Class (a)
Net assets	$ 32,437,399
Shares outstanding (unlimited shares of beneficial interest
authorized, no par value)	1,352,946
Net asset value, redemption and offering price per share	$ 23.98

(a) Hundredfold Alternative Fund Investor Class shares commenced operations on October 24, 2012.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2014
	Hundredfold Select Alternative Fund	Hundredfold Select Equity Fund
Investment income:
Dividend income	$2,008,464	$44,824
Interest income	193,533	3,525
Total investment income	2,201,997	48,349

Expenses:
Investment advisory fees	658,775	56,423
Distribution expenses	492,953	56,423
Operating services fees	304,886	25,389
Total expenses	1,456,614	138,235
Less: Waiver from Advisor	-	(1,255)
Total expenses	1,456,614	136,980
Net investment income (loss)	745,383	(88,631)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Unaffiliated Investments	1,133,450	160,729
Affiliated Investments - See Note 5	-	(16,878)
Futures	856,105	97,504
Swaps	1,012,150	234,496
	3,001,705	475,851
Capital gain distributions from regulated investment companies	118,272	46,258

Change in unrealized appreciation (depreciation) on:
Investments	1,762,644	523,892
Futures	(30,960)	10,500
Swaps	2,086,776	246,191
	3,818,460	780,583
Net realized and unrealized gain on investments	6,938,437	1,302,692

Net increase in net assets resulting from operations	$7,683,820	$1,214,061

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Hundredfold Select Alternative Fund		Hundredfold Select Equity Fund
	Six Months Ended February 28, 2014	Year Ended August 31, 2013(a)	Six Months Ended February 28, 2014	Year Ended August 31, 2013 (a)
Increase (Decrease) in net assets from:	(Unaudited)		(Unaudited)

Operations:
Net investment income (loss)	$745,383	$1,944,927	$(88,631)	(120,602)
Net realized gain on investments	3,001,705	6,256,333	475,851	874,180
Capital gain distributions from regulated investment companies	118,272	44,715	46,258	-
Change in net unrealized appreciation (depreciation) on investments	3,818,460	(2,438,243)	780,583	(353,363)
Net increase in net assets resulting from operations	7,683,820	5,807,732	1,214,061	400,215

Distributions to shareholders:
Net investment income
Service Class	(36,438)	(1,783,214)	-	-
Investor Class	(2,144,015)	(359,657)	-	-
Net realized gain
Service Class	(3,303,207)	(4,648,928)	-	-
Investor Class	(1,300,270)	(631,083)	-	-
Total distributions to shareholders	(6,783,930)	(7,422,882)	-	-

Capital share transactions:
Proceeds from shares sold:
Service Class	7,623,271	34,880,371	4,985,450	3,040,739
Investor Class	9,020,887	32,967,067	-	-
Net asset value of shares issued in reinvestment of distributions:
Service Class	4,521,367	5,461,044	-	-
Investor Class	307,982	234,395	-	-
Payments for shares redeemed
Service Class	(33,844,900)	(38,594,274)	(1,831,910)	(3,315,127)
Investor Class	(5,713,960)	(4,558,693)	-	-

Total increase (decrease) in net assets from capital share transactions	(18,085,353)	30,389,910	3,153,540	(274,388)

Total increase (decrease) in net assets	(17,185,463)	28,774,760	4,367,601	125,827

Net assets:
Beginning of period	135,144,018	106,369,258	9,049,777	8,923,950
End of period	117,958,555	$135,144,018	$13,417,378	9,049,777
Accumulated net investment Income
(loss), end of period	(1,172,774)	$262,296	$(199,065)	(110,434)
		.		.

	Hundredfold Select Alternative Fund		Hundredfold Select Equity Fund
	Six Months Ended February 28, 2014	Year Ended August 31, 2013	Six Months Ended February 28, 2014	Year Ended August 31, 2013
	(Unaudited)		(Unaudited)

Service Class
Shares sold	323,150	1,467,288	244,055	156,570
Shares issued in reinvestment of distributions	197,210	234,628	-	-
Shares redeemed	(1,415,226)	(1,620,268)	(90,200)	(176,967)
Net increase (decrease) in shares	(894,866)	81,648	153,855	(20,397)

Investor Class (a)
Shares sold	377,853	1,382,366	-	-
Shares issued in reinvestment of distributions	13,041	10,023	-	-
Shares redeemed	(239,229)	(191,108)	-	-
Net increase in shares	151,665	1,201,281	-	-

(a) Hundredfold Alternative Fund Investor Class shares commenced operations on October 24, 2012.

See accompanying notes to financial statements.

Financial Highlights

														Ratios to Average Net Assets
			Net Realized															Net
			and	Net Increase														Investment
	Net Asset	Net	Unrealized	(Decrease)	Dividends	Distributions				Net Asset								Income (Loss)
	Value,	Investment	Gain	in Net Asset	from Net	from				Value,			Net Assets,					After Expense		Portfolio
	Beginning	Income	(Loss) on	Value Resulting	Investment	Realized		Total		End	Total		End of Year/	Total		Net		Reimbursement/		Turnover
Year/Period	of Year/Period	(Loss)[1]	Investments	from Operations	Income	Capital Gains		Distributions		of Year/Period	Return[2]		Period (,000)	Expenses[3]		Expenses[3]		Recoupment[4]		Rate[5]
Hundredfold Select Alternative Fund
Investor Class
Six months ended February 28, 2014 (Unaudited)	$ 23.45	$ 0.21	$ 1.25	$ 1.46	$ (0.03)	$ (0.90)		$ (0.93)		$ 23.98	6.29%	[7,8]	$ 32,437	1.54%	[9]	1.54%	[9]	1.77%	[9]	150%
Year Ended August 31, 2013 [6]	23.97	0.40	0.52	0.92	(0.36)	(1.08)		(1.44)		23.45	3.97%	[7,8]	$ 28,164	1.54%	[9]	1.54%	[9]	1.96%	[9]	429%
Hundredfold Select Alternative Fund
Service Class
Six months ended February 28, 2014 (Unaudited)	$ 23.38	$ 0.11	$ 1.22	$ 1.33	$ (0.58)	$ (0.90)		$ (1.48)		$ 23.23	5.80%	[7,8]	$ 85,521	2.44%	[9]	2.44%	[9]	0.92%	[9]	150%
Year Ended August 31, 2013	23.67	0.35	0.83	1.18	(0.39)	(1.08)		(1.47)		23.38	5.12%	[8]	106,980	2.44%		2.44%		1.49%		429%
Year Ended August 31, 2012	22.66	0.41	1.78	2.19	(0.34)	(0.84)		(1.18)		23.67	10.00%		106,369	2.45%		2.45%		1.79%		418%
Year Ended August 31, 2011	22.20	0.41	1.12	1.53	(0.43)	(0.64)		(1.07)		22.66	6.95%		58,084	2.55%		2.55%		1.79%		360%
Year Ended August 31, 2010	20.36	0.36	2.35	2.71	(0.87)	-		(0.87)		22.20	13.51%		45,150	2.55%		2.55%		1.69%		192%
Year Ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)	-		(0.47)		20.36	14.09%		28,081	2.67%		2.59%		2.76%		297%

Hundredfold Select Equity Fund
Six months ended February 28, 2014 (Unaudited)	$ 19.38	$ (0.16)	$ 2.40	$ 2.24	$ -	$ -		$ -		$ 21.62	11.56%	[7]	$ 13,417	2.45%	[9]	2.43%	[9]	(1.57%)	[9]	633%
Year Ended August 31, 2013	18.31	(0.28)	1.35	1.07	-	-		-		19.38	5.84%		9,050	2.45%		2.43%		(1.50%)		1,534%
Year Ended August 31, 2012	19.21	(0.34)	(0.56)	(0.90)	-	-		-		18.31	(4.69%)		8,924	2.46%		2.46%		(1.85%)		2,277%
Year Ended August 31, 2011	17.89	(0.39)	1.71	1.32	-	-		-		19.21	7.38%	[10]	17,306	2.55%		2.55%		(1.91%)		1,752%
Year Ended August 31, 2010	17.79	(0.17)	0.36	0.19	(0.09)	-		(0.09)		17.89	1.06%		13,952	2.55%		2.55%		(0.91%)		1,447%
Year Ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	-	-	[11]	-	[11]	17.79	(0.60%)		13,438	2.79%		2.72%		(0.09%)		1,485%

[1] Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2] All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[3] The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
[4] Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

[5]  Portfolio turnover is calculated without regard to short-term securities having a maturity of  less than one year.  Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6] Hundredfold Select Alternative Fund Investor Class commenced operation on October 24, 2012.
[7] Not Annualized.

[8]  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[9] Annualized.
[10] The Adviser made a contribution due to trade error. If the contribution had not been made, the total return would have been 7.38%.
[11] Amount is less than $0.01 per share.

See accompanying notes to financial statements.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

February 28, 2014

1.

ORGANIZATION

The Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund (each a “Fund”, and together the “Funds”) are each a non-diversified series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund currently offers Service Class Shares and, as of October 24, 2012, Hundredfold Select Alternative Fund also offers Investor Class Shares.

Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Hundredfold Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis, by investing primarily in any combination of equity and fixed-income securities based on market conditions, trends and expectations. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Hundredfold Select Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing at least 80% in equity securities or derivatives of such securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual results could differ from those estimates.

a) Investment Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

b) Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2014 for each Fund’s assets and liabilities measured at fair value:

Hundredfold Select Alternative Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 89,866,572	$ -	$ -	$ 89,866,572
Short-Term Investments	5,321,046	-	-	5,321,046
Total Investments	$ 95,187,618	$ -	$ -	$ 95,187,618
Derivative
Future Contracts *	$ -	$ -	$ -	$ -
Long Equity Swaps	$ -	$ 1,983,345	$ -	$ 1,983,345
Credit Default Swaps	-	194,721	-	194,721
Total	-	2,178,066	-	2,178,066
Total Assets	$ 95,187,618	$ 2,178,066	$ -	$ 97,365,684
Liabilities
Derivatives
Future Contracts *	$ (30,960)	$ -	$ -	$ (30,960)
Total	$ (30,960)	$ -	$ -	$ (30,960)

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

Hundredfold Select Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Fund	$ 6,134,911	$ -	$ -	$ 6,134,911
Exchange Traded Funds	5,368,960	-	-	5,368,960
Short-Term Investments	787,943	-	-	787,943
Total Investments	$ 12,291,814	$ -	$ -	$ 12,291,814
Derivatives
Future Contracts *	$ 12,210	$ -	$ -	$ 12,210
Long Equity Swaps	-	259,228		$ 259,228
Total	12,210	259,228	-	271,438
Total Assets	$ 12,304,024	$ 259,228	$ -	$ 12,563,252
Liabilities
Derivatives
Long Equity Swaps	$ -	$ (13,037)	$ -	$ (13,037)
Total	$ -	$ (13,037)	$ -	$ (13,037)

* Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds did not hold any Level 3 securities during the current year ended.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

c) Swap Contracts – The Funds are subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions, such as total return swaps and portfolio swaps for investment purposes or to manage interest rate, equity, or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).  Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”.  Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party.  The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities.  The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts.  Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount.  However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest.  Payments may be made at the conclusion of the contract or periodically during its term.  Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security).  The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap.  However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest.  These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Funds will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

Each Fund may enter into Credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by each Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if each Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Funds collateralize swap agreements with cash and certain securities if indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor.  The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

d) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts.  A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and options on futures contracts.

f) Risks of Investing in Foreign Securities – The Hundredfold Select Equity Funds may invest in foreign securities.  Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging markets.  In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, and a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

g) Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

h) Security Transactions and Related Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis.

i) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Federal Income Taxes – Each Fund continues to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income tax.  No provision for federal income taxes has been made.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2011 - 2013 or expected to be taken in each Fund’s 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

k) Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of each Fund.

l) Indemnifications – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended February 28, 2014, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Hundredfold Select Alternative Fund	Hundredfold Select Equity Fund
Purchases	$169,955,198	$68,641,788
Sales	$128,142,767	$61,476,232

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

The Funds uses derivative instruments as part of their principal investment strategy to achieve their investment objective.  For additional discussion on the risks associated with derivative instruments refer to Note 2.  As of February 28, 2014, the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund each invested in futures and swaps contracts.

At February 28, 2014, the fair value of derivatives instruments was as follows:

Asset derivatives
		Foreign exchange risk	Equity risk	Credit risk	Commodity risk	Total
Hundredfold Select Alternative Fund
	Swap Contracts[1]	$ -	$ 87,747	$ 2,090,319	$ -	$ 2,178,066
	Futures[2]	-	(1,530)	-	(29,430)	(30,960)
	Total	$ -	$ 86,217	$ 2,090,319	$ (29,430)	$ 2,147,106

Hundredfold Select Equity Fund	Swap Contracts	$ -	$ 211,524	$ -	$ 34,667	$ 246,191
	Futures[2]	$ -	$ 12,210	$ -	$ -	$ 12,210
	Total	$ -	$ 223,734	$ -	$ 34,667	$ 258,401
1. Statement of Assets and Liabilities location: Unrealized appreciation on swaps
2. Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day*s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended February 28, 2014, were as follows:

		Foreign exchange risk	Equity risk	Credit risk	Commodity risk	Total
Hundredfold Select Alternative Fund	Realized gain (loss)[3]
	Futures contracts	$ -	$ 938,588	$ (132,353)	$ 49,870	$ 856,105
	Swap contracts	-	(17,979)	1,066,082	(35,953)	1,012,150
	Total realized gain (loss)	$ -	$ 920,609	$ 933,729	$ 13,917	$ 1,868,255
Change in unrealized appreciation (depreciation)[4]
	Futures contracts	$ -	$ (1,530)	$ -	$ (29,430)	$ (30,960)
	Swap contracts	494	87,747	1,998,535	-	2,086,776
	Total change in unrealized appreciation (depreciation)	$ 494	$ 86,217	$ 1,998,535	$ (29,430)	$ 2,055,816
Hundredfold Select Equity Fund	Realized gain (loss)[3]
	Futures contracts	$ -	$ 152,576	$ (9,280)	$ (45,792)	$ 97,504
	Swap contracts	18,404	-	272,460	(56,368)	234,496
	Total realized gain (loss)	$ 18,404	$ 152,576	$ (9,280)	$ (102,160)	$ 332,000
Change in unrealized appreciation (depreciation)[4]
	Futures contracts	$ -	$ 10,500	$ -	$ -	$ 10,500
	Swap contracts	-	211,524	-	34,667	246,191
	Total change in unrealized appreciation (depreciation)	$ -	$ 222,024	$ -	$34,667	$ 256,961

3.  Statement of Operations location:  Net realized gain (loss) on futures and swaps.

4.  Statement of Operations location:  Change in unrealized appreciation (depreciation) on futures and swaps.

The derivative instruments outstanding as of February 28, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

4.

OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized for futures and swaps contracts. During the period ended February 28, 2014, each Fund is subject to a master netting arrangement for the swaps.  The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2014.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Hundredfold Select Alternative Fund
Swaps Contracts	$ 2,178,066	$ -	$ 2,178,066	$ (2,178,066)	$ -	$ -
Future Contracts	$ -	$ (45,390)	$ (45,390)	$ -	$ 45,390	$ -
Total	$ 2,178,066	$ (45,390)	$ 2,132,676	$ (2,178,066)	$ 45,390	$ -
Hundredfold Select Equity Fund
Swaps Contracts	$ 246,191	$ -	$ 246,191	$ 246,191	$ -	$ -
Future Contracts	$ -	$ (12,210)	$ (12,210)	$ -	$ 12,210	$ -
Total	$ 246,191	$ (12,210)	$ 233,981	$ 246,191	$ 12,210	$ -
Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Hundredfold Select Alternative Fund
Swaps Contracts	$ -	$ -	$ -	$ -	$ -	$ -
Future Contracts	$ (30,960)	$ (14,430)	$ (45,390)	$ -	$ 45,390	$ -
Total	$ (30,960)	$ (14,430)	$ (45,390)	$ -	$ 45,390	$ -
Hundredfold Select Equity Fund
Swaps Contracts	$ -	$ -	$ -	$ -	$ -	$ -
Future Contracts	$ (19,885)	$ 7,675	$ (12,210)	$ -	$ 12,210	$ -
Total	$ (19,885)	$ 7,675	$ (12,210)	$ -	$ 12,210	$ -

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

5.

AFFILIATED INVESTMENTS

Investments in other investment companies advised by the Advisor are defined as “affiliated”. Transactions in affiliates for the six months ended February 28, 2014 were as follows:

Hundredfold Select Equity Fund

Affiliated Investments	OnTrack Core Fund

Market value at beginning of year August 31, 2013:	$ 1,863,678

Shares at beginning of year	36,687
Shares purchased during the period	-
Share sold during the period	(36,687)

Shares at end of period	-

Dividend income earned during the period	$ -

Cost of purchases during the period	$ -
Proceeds from sales during the period	1,883,122
Net realized loss during the period	(16,878)
Capital gain distribution	-
Market value at end of period February 28, 2014:	$ -

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended August 31, 2013 and August 31, 2012 was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
August 31, 2013	Income	Capital Gain	Distribution
Hundredfold Select Alternative Fund	$ 7,196,220	$ 226,662	$ 7,422,882

For fiscal year ended	Ordinary	Long-Term	Total
August 31, 2012	Income	Capital Gain	Distribution
Hundredfold Select Alternative Fund	$ 2,858,980	$ 530,726	$ 3,389,706

As of August 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Losses	(Depreciation)	Earnings/(Deficits)
Hundredfold Select Alternative Fund	$ 4,005,754	$ 860,037	$ -	$ -	$ -	$ 76,098	$ 4,941,889
Hundredfold Select Equity Fund	-	-	(2,486,532)	-	(110,434)	(40,600)	(2,637,566)

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Hundredfold Select Equity Fund incurred and elected to defer such late year losses of $110,434.

The Regulated Investment Company Modernization Act of 2010, which was enacted on December 22, 2010, requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.  At August 31, 2013, the Hundredfold Select Equity Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2014

		Non-Expiring	Non-Expiring
	August 31, 2017	Short-Term	Short-Term	Total
Hundredfold Select Equity Fund	$ 1,468,317	$ 984,883	$ 33,332	$ 2,486,532

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, fund distributions, and adjustments for partnerships and non-deductible expense, resulted in reclassification for the period ended August 31, 2013 as follows:

	Paid in	Undistributed Net	Accumulated Net Realized
	Capital	Investment Income	Gain/(Loss) from Investment
Hundredfold Select Alternative Fund	$ (1,011)	$ 460,240	$ (459,229)
Hundredfold Select Equity Fund	(136,371)	136,293	78

7.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisors Preferred, LLC (“Advisor”), serves as investment advisor to the Funds. The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Investment Advisory Agreement:  Each Fund has entered into an investment advisory agreement with the Advisor.  The Advisor receives a fee, computed daily and payable monthly and applied to each Fund’s average daily net assets at an annual rate of 1.00%. In addition, the Advisor has entered into a sub-advisory agreement with Hundredfold Advisors, LLC (“Sub-Advisor”) whereby the Sub-Advisor will direct investment activities of each Fund.  The Sub-Advisor is paid by the Advisor and not the Fund.  For the period ended February 28, 2014, Select Alternative Fund and Select Equity Fund paid $658,775 and $56,423, respectively, in advisory fees. The Advisor has voluntary waived a portion of the advisory fee that relates to any holding in affiliated investments, see note 5. The reduction in Advisor fees, pursuant to the voluntary waiver amounted to $1,255 for Hundredfold Select Equity Fund. The waiver is voluntary, not contractual and may be terminated at any time.

Fund Services Agreement: The Funds have entered into a Fund Services Agreement (the “Agreement”) with GFS. Each Fund shall pay to GFS 45 basis points (0.45%) on assets up to $100 million, 40 basis points (0.40%) on assets $100 million to $250 million, 35 basis points (0.35%) on assets from $250 million to $500 million and 30 basis points (0.30%) on assets greater than $500 million. Basis point fees will be calculated based upon the average net assets of each Fund for the previous month.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.

During the six months ended February 28, 2014, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund, and received $8,626 and $26,881, respectively, in trade commissions.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

8.

 SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Expense Example Table
February 28, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period September 1, 2013 – February 28, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio	September 1, 2013	February 28, 2014	Period (1)
Service Class
Hundredfold Select Alternative Fund
Based on actual fund return	2.44%	$1,000.00	$1,056.20	$12.44
Based on hypothetical 5% return	2.44%	1,000.00	1,012.69	12.18
Hundredfold Select Equity Fund
Based on actual fund return	2.43%	1,000.00	1,115.60	12.75
Based on hypothetical 5% return	2.43%	1,000.00	1,012.74	12.13

Investor Class
Hundredfold Select Alternative Fund
Based on actual fund return	1.54%	1,000.00	1,061.10	7.87
Based on hypothetical 5% return	1.54%	1,000.00	1,017.16	7.70

(1)

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of  days in the period (181), then divided by the number of days in the  fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 23, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Hundredfold Select Alternative Fund, and Hundredfold Select Equity Fund (the “Funds”), each a series of Trust, and Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”).  The Board further considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Advisors Preferred and Hundredfold Advisors, LLC (“Hundredfold” or “Sub-Adviser”) with respect to the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement and the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of the Fund.  The materials also included due diligence materials relating to the Adviser and the Sub-Adviser (including due diligence questionnaires completed by the Adviser and the Sub-Adviser, the Adviser’s and Sub-Adviser’s Forms ADV, select financial information of the Adviser and Sub-Adviser, bibliographic information regarding the Adviser’s and the Sub-Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser and the Sub-Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Funds.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the renewal of the Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Advisors Preferred related to the proposed renewal of the Hundredfold Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Funds, including the team of individuals that primarily monitors and executes the investment process.  The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Advisors Preferred with respect to a series of important questions, including: whether each was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether there are procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided on the practices for monitoring compliance with the Funds’ investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Advisors Preferred’s compliance program.  The Board then reviewed the capitalization of Advisors Preferred based on financial information provided by and representations made by Advisors Preferred and concluded that Advisors Preferred was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.  The Board concluded that Advisors Preferred had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Advisors Preferred to the Funds were satisfactory.

Performance.  The Board reviewed the performance of the Funds as compared to its peer group, Morningstar category and benchmark for the one year, five year and since inception periods noting the Hundredfold Select Alternative Fund has outperfomed its peer group, Morningstar and benchmark categories for the periods, yet moderately underperformed its benchmark, the S&P 500 Index for the one year period ended June 30, 2013.  With respect to the Hundredfold Select Equity Fund the Board noted that the Fund underperformed its peer group, Morningstar category and benchmark for the one year, five year and since inception periods. The Board further noted the recent changes made to the Hundredfold Select Equity Fund’s investment strategy, as discussed in the Meeting, in an effort to address concerns about the Fund’s performance.  After further discussion, the Board concluded that appropriate changes had been made, and Advisors Preferred appears to be addressing the performance concerns of the Hundredfold Select Equity Fund.   The Board concluded that overall, each of the Fund’s past performance was acceptable and generally in line with its risk level. They agreed that in areas where performance has lagged, Advisors Preferred has taken appropriate actions to address, and that the process and personnel Advisors Preferred has put in place are reassuring.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Advisors Preferred, the Board discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Advisors Preferred with similar investment objectives and strategies and of similar size. The Board noted the 1.00% annual advisory fee based on the average net assets of the applicable Fund and concluded that based on Advisors Preferred’s experience, expertise, and services to be provided to each Fund, the fees to be charged by Advisors Preferred were reasonable and that Advisors Preferred is responsible for the sub-advisory fees payable to the Sub-Adviser out of the contractual advisory fee paid to Advisors Preferred by each of the Funds.  In addition, the Board considered that Advisors Preferred would be responsible for monitoring the Sub-Adviser to the Funds.  In so doing, Advisors Preferred would commit substantial financial and other resources to the management of each of the Funds.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Advisors Preferred with respect to the Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of Advisors Preferred provided by Advisors Preferred.  After review and discussion, the Board concluded that based on the services provided by Advisors Preferred and the projected growth of each Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which each of the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Funds, Advisors Preferred’s expectations for growth for each of the Funds, and concluded that any material economies of scale would not be achieved in the near term.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Sub-Advisory Agreement with Hundredfold. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Hundredfold, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Hundredfold; (iii) the performance history of Hundredfold for each Fund; and (iv) Hundredfold’s financial condition, history of operations and ownership structure.  In considering the renewal of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by Hundredfold, the Board noted the experience of the portfolio management and research personnel of Hundredfold, including its experience in the investment field, education and industry credentials. The Board discussed the financial condition of Hundredfold and reviewed supporting materials.  The Board reviewed the presentation materials prepared by Hundredfold describing their investment process.  The Board discussed Hundredfold’s compliance structure and broker selection process.  The Board concluded that Hundredfold had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to each of the Funds were satisfactory.

Performance. The Board, including the Independent Trustees, considered the performance of each of the Funds and concluded that the performance obtained by Hundredfold for each of the Funds was satisfactory.  Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from Hundredfold’s management of such Funds’ portfolios.

Fees, Expenses and Profitability.  As to the costs of the services to be provided and profits to be realized by Hundredfold, the Board discussed the sub-advisory fees and considered that Hundredfold is to be paid by Advisors Preferred out of its advisory fees and not by the Funds.  The Board concluded that the sub-advisory fees to be paid to Hundredfold were reasonable in light of the anticipated quality of the services to be performed by it.  The Board also believed, based on information that Advisors Preferred provided that the Sub-Advisory Agreement had been negotiated at arm’s-length between Advisors Preferred and Hundredfold.  As to profitability, the Board discussed the total fee previously paid, and expected to be paid to Hundredfold based on each Fund’s current assets.  The Board noted that Hundredfold donates substantially all of its revenues to a charitable organization and that it receives no other compensation from the Funds or Advisors Preferred except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement.  The Board did also note, however, that Spectrum Financial does receive a shareholder service fee for its clients that are invested in the Funds.  The Board further noted that, because all sub-advisory fees are paid by Advisors Preferred, the overall advisory fees paid by the Funds are not directly affected by the respective sub-advisory fees. Consequently, the Board did not consider the costs of services provided by Hundredfold or its profitability to be significant factors.  Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Sub-Advisory Agreement were reasonable in light of the services to be provided thereunder.

Economies of Scale. Since the sub-advisory fees are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

Conclusion: The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the Sub-Advisory Agreement and the weight to be given to each such factor.  Accordingly, having requested and received such information from Advisors Preferred and Hundredfold as the Board believed to be reasonably necessary to evaluate the terms of  each of the Advisory Agreement and the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreement and Sub-Advisory Agreement separately, (a) the terms of the Advisory Agreement (or Sub-Advisory Agreement) are reasonable; (b) the advisory fee (or sub-advisory fee) is reasonable; and (c) the Advisory Agreement (or Sub-Advisory Agreement) is in the best interests of the respective Fund, and its shareholders.  In considering the renewal of each of the Advisory Agreement and Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of each of the Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Funds and their shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreement and Sub-Advisory Agreement.

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how each Fund’s voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-582-8006 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-582-8006.

INVESTMENT ADVISOR

Advisors Preferred, LLC

1445 Research Boulevard, #530

Rockville, MD 20850

SUB-ADVISOR

Hundredfold Advisors, LLC

2940 N. Lynnhaven Road, Suite 210A

Virginia Beach, VA 23452

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

              Kevin E. Wolf, President

Date

5/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/6/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/6/14